Fair Value Measurements - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended				3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 11, 2012	Mar. 31, 2013 Warrant derivative liabilities [Member]	Mar. 31, 2012 Warrant derivative liabilities [Member]	Mar. 31, 2013 11% Senior Unsecured Notes [Member]
Fair Value Measurements (Textual) [Abstract]
Unrealized change in fair value	$ (3,785,000)	$ 600,000	$ (9,786,000)	$ 300,000		$ 3,800,000	$ 400,000
Debt instrument interest rate stated percentage					11.00%			11.00%
Transfers of liabilities	$ 0